Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 30, 2015	Jan. 31, 2015	Jan. 31, 2014
Common Stock, Shares Authorized	450,000,000	450,000,000	100,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	42,510,061	40,415,485	34,728,139
Common Stock, Shares, Outstanding	42,510,061	40,415,485	34,728,139